Financial assets at amortized cost	12 Months Ended
Dec. 31, 2022
Financial Assets at Amortised Cost [Abstract]
Financial assets at amortized cost
6. Financial assets at amortized cost
6.1. Loans and advances to financial institutions

	December 31, 2022	December 31, 2021

Loans and advances to financial institutions	4,464,832	8,282,236
Allowances for ECL	(233,055)	(81,146)

TOTAL	4,231,777	8,201,090

6.2. Loans and advances to customers

	December 31, 2022	December 31, 2021

Credit Cards	274,537,256	306,094,971
Consumer loans	71,324,186	79,769,338
Overdrafts	62,947,418	43,883,358
Commercial papers	58,508,686	56,750,248
Notes	58,203,908	39,743,482
Real estate mortgage	38,509,996	44,624,959
Loans for the prefinancing and financing of exports	25,073,189	25,990,486
Pledge loans	24,708,033	31,832,424
Receivables from financial leases	6,388,015	5,673,027
Loans to employees	4,822,005	5,681,248
Other financing	108,488,268	116,611,613

Allowances for ECL	(20,656,668)	(26,601,372)

TOTAL	712,854,292	730,053,782

Loans by Economic Activity
The table below analyzes our loan portfolio (broken down by performing and non-performing)
according to the borrowers’ main economic activity as of December 31, 2022 and 2021. Where appropriate, loans to individuals are allocated to the economic activity of the borrower. Loans are stated before deduction of the allowance for loan losses.

	December 31, 2022
	Loan portfolio
	Performing	%	Non-performing	%	Total

	(in thousands of pesos, except percentages)
Agricultural and livestock	33,667,216	4.64%	196,848	1.56%	33,864,064
Construction	5,028,895	0.69%	196,285	1.56%	5,225,180
Consumer	380,678,024	52.48%	9,678,386	76.93%	390,356,410
Electricity, oil, water and sanitary services	1,064,451	0.15%	994	0.01%	1,065,445
Financial sector	4,464,832	0.62%	—	0.00%	4,464,832
Government services	1,399	0.00%	—	0.00%	1,399
Central Bank	9,034	0.00%	—	0.00%	9,034
Mining products	24,932,316	3.44%	1,011,509	8.04%	25,943,825
Other manufacturing	77,354,512	10.66%	166,478	1.32%	77,520,990
Services	7,605,892	1.05%	29,089	0.23%	7,634,981
Transport	11,832,443	1.63%	50,539	0.40%	11,882,982
Wholesale and retail trade	51,357,690	7.08%	78,089	0.62%	51,435,779
Others	127,408,729	17.56%	1,172,575	9.33%	128,581,304

	725,405,433	100.00%	12,580,792	100.00%	737,986,225

	December 31, 2021
	Loan portfolio
	Performing	%	Non-performing	%	Total

	(in thousands of pesos, except percentages)
Agricultural and livestock	31,648,639	4.24%	273,221	1.46%	31,921,860
Construction	4,257,310	0.57%	466,471	2.49%	4,723,781
Consumer	427,659,370	57.31%	8,402,172	44.84%	436,061,542
Electricity, oil, water and sanitary services	338,998	0.05%	95	0.00%	339,093
Financial sector	8,282,236	1.11%	—	0.00%	8,282,236
Government services	1,441	0.00%	—	0.00%	1,441
Mining products	26,022,761	3.49%	3,400,682	18.15%	29,423,443
Other manufacturing	83,177,092	11.15%	942,984	5.03%	84,120,076
Services	5,798,681	0.78%	20,251	0.11%	5,818,932
Transport	7,906,925	1.06%	60,497	0.32%	7,967,422
Wholesale and retail trade	54,855,060	7.35%	514,994	2.75%	55,370,054
Others	96,250,917	12.89%	4,658,034	24.85%	100,908,951

	746,199,430	100.00%	18,739,401	100.00%	764,938,831
The Group holds loans and other financing within a business model whose objective is collecting contractual cash flows.
Receivables from financial leases
The Group as lessor entered into finance lease agreements related to vehicles and machinery and equipment.
The following table shows the total gross investment of the finance leases (leasing) and the present value of the minimum collections to be received thereunder:

	December 31, 2022		December 31, 2021
	Total investment	Present value of minimum lease collections	Total investment	Present value of minimum lease collections

Term
Up to 1 year	3,282,675	1,388,031	2,778,486	1,564,448
From 1 to 5 years	8,034,030	4,999,984	5,872,428	4,108,579

TOTAL	11,316,705	6,388,015	8,650,914	5,673,027

Principal		6,211,711		5,497,098
Interest accrued		176,304		175,929

TOTAL		6,388,015		5,673,027

6.3. Reverse repurchase agreements

	December 31, 2022	December 31, 2021

BCRA repos	52,564,802	267,934,977
Allowances for ECL	(91,594)	(322,495)

TOTAL	52,473,208	267,612,482

The fair value of financial assets accepted as collateral that the Group was permitted to sell or repledge in the absence of default was 58,592,720 as of December 31, 2022 and 299,260,885 as of December 31, 2021.
6.4. Debt securities

	December 31, 2022	December 31, 2021

Government securities	44,527,097	43,956,008
Allowances for ECL	(6,709,331)	(5,274,721)

TOTAL	37,817,766	38,681,287

6.5. Other financial assets

	December 31, 2022	December 31, 2021

Financial assets pledged as collateral	29,495,681	30,517,448
Other receivables	24,561,762	19,945,116
Receivable from financial institution for spot transactions pending settlement	4,569,015	5,092,137
Receivable from non-financial institution for spot transactions pending settlement	87,780	15,775
Others	59,788	384,759
Allowances for ECL	(462,035)	(561,113)

TOTAL	58,311,991	55,394,122